Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Tax-Managed Funds
Entity Central Index Key	0000923202
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000135478
Shareholder Report [Line Items]
Fund Name	Developed Markets Index Fund
Class Name	Investor Shares
Trading Symbol	VDVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%	[1]
AssetsNet	$ 232,162,000,000
Holdings Count | Holding	3,864
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$232,162
Number of Portfolio Holdings	3,864
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Asia	28.7%
Europe	53.6%
North America	10.3%
Oceania	6.5%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000051262
Shareholder Report [Line Items]
Fund Name	Developed Markets Index Fund
Class Name	FTSE Developed Markets ETF Share Class
Trading Symbol	VEA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Developed Markets ETF Share Class	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[2]
AssetsNet	$ 232,162,000,000
Holdings Count | Holding	3,864
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$232,162
Number of Portfolio Holdings	3,864
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Asia	28.7%
Europe	53.6%
North America	10.3%
Oceania	6.5%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012140
Shareholder Report [Line Items]
Fund Name	Developed Markets Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[3]
AssetsNet	$ 232,162,000,000
Holdings Count | Holding	3,864
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$232,162
Number of Portfolio Holdings	3,864
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Asia	28.7%
Europe	53.6%
North America	10.3%
Oceania	6.5%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012141
Shareholder Report [Line Items]
Fund Name	Developed Markets Index Fund
Class Name	Institutional Shares
Trading Symbol	VTMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[4]
AssetsNet	$ 232,162,000,000
Holdings Count | Holding	3,864
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$232,162
Number of Portfolio Holdings	3,864
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Asia	28.7%
Europe	53.6%
North America	10.3%
Oceania	6.5%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000135477
Shareholder Report [Line Items]
Fund Name	Developed Markets Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VDIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[5]
AssetsNet	$ 232,162,000,000
Holdings Count | Holding	3,864
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$232,162
Number of Portfolio Holdings	3,864
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Asia	28.7%
Europe	53.6%
North America	10.3%
Oceania	6.5%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.